Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
		Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses
Total costs and expenses			$ 1,978,148			$ 2,075,279
Operating loss			(1,978,148)			(2,075,279)
Selling, general and administrative expenses		$ 47			$ 278
Loss before income taxes		(47)			(278)
Provision for income taxes
Other income (expense)
Interest income			16,294			27,682
Net loss		$ (47)	$ (1,961,854)		$ (278)	$ (2,047,597)
Weighted average shares outstanding, basic and diluted	[1],[2]		5,450,881	5,000,000		7,654,134
Weighted average basic shares outstanding	[3]	5,000,000			5,000,000
Weighted average diluted shares outstanding	[3]	5,000,000			5,000,000
Basic and diluted loss per common share			$ (0.37)	$ 0.00		$ (0.27)
Basic loss per share		$ 0.00			$ 0.00
Diluted loss per share		$ 0.00			$ 0.00
EOS ENERGY STORAGE, LLC
Revenue
Total revenue						$ 35,000	$ 211,000	$ 496,000
Costs and expenses
Cost of goods sold						6,161,000	7,565,000	8,332,000	9,708,000
Research and development expenses						8,360,000	10,105,000	11,755,000	14,574,000
General and administrative expenses						8,241,000	5,228,000	7,710,000	7,158,000
Grant (income) expense, net						728,000	(526,000)	(469,000)	1,418,000
Total costs and expenses						23,490,000	22,372,000	27,328,000	32,858,000
Operating loss						(23,455,000)	(22,161,000)	(26,832,000)	(32,858,000)
Provision for income taxes
Other income (expense)
Sale of state tax attributes								4,060,000	4,476,000
Loss from equity in unconsolidated joint venture						(133,000)		(178,000)
Interest income							2,000	2,000	28,000
Interest expense						(115,000)	(6,000)
Interest expense - related party						(23,366,000)	(30,851,000)	(49,708,000)	(144,000)
Loss on extinguishment of convertible notes							(6,111,000)	(6,111,000)
Change in fair value, embedded derivative						1,721,000	(1,528,000)	(716,000)
Total other income (expense)						(21,893,000)	(38,494,000)	(52,651,000)	4,360,000
Net loss						$ (45,348,000)	$ (60,655,000)	$ (79,483,000)	$ (28,498,000)

[1]	Excludes an aggregate of up to 16,878,805 shares subject to possible redemption.
[2]	Net loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $31,646 and $41,955 for the three and nine months ended September 30, 2020, respectively (see Note 2).
[3]	Excludes an aggregate of 656,250 shares that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 shares for each share outstanding (Note 4).